Business Combination - Additional information (Detail) ₩ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 KRW (₩) shares	Dec. 31, 2021 KRW (₩) mo shares	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩) shares	Dec. 30, 2020
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash			₩ 8,047
Goodwill		₩ 2,072,493	3,357,524	₩ 2,949,530
Revenue of combined entity			16,294,243
Profit or loss of combined entity			1,516,857
ADT CAPS Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash			2,958
Goodwill			2,892
ADT CAPS Co., Ltd. [member] | Later Than Two Years [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred in cash			3,000
Incross Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares				2,786,455
Revenue of acquiree since acquisition date				₩ 19,787
Profit (loss) of acquiree since acquisition date				5,756
Consideration transferred in cash				₩ 53,722
Incross Co Ltd [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage				50.00%
SK Infosec Co., Ltd. [member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage					62.60%
SK Infosec Co., Ltd. [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage					100.00%
Broadband Nowon Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares	627,000
Ownership percentage	55.00%
Revenue of acquiree since acquisition date	₩ 5,756
Profit (loss) of acquiree since acquisition date	426
Consideration transferred in cash	10,421		10,421
Other non-operating income	733
SK Broadband Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Goodwill	405,639	₩ 764,082	₩ 764,082
Buisness combination equity interests of acquirer transferred	₩ 862,147
Studio Dolphin Co Ltd [Member] | D R E A M U S C O M P A N Y [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares		10,000
Ownership percentage		100.00%
Revenue of acquiree since acquisition date		₩ 245
Profit (loss) of acquiree since acquisition date		304
Consideration transferred in cash		1,500
Goodwill		₩ 1,465
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares		168,012
Ownership percentage		100.00%
Revenue of acquiree since acquisition date		₩ 20,488
Profit (loss) of acquiree since acquisition date		1,632
Consideration transferred in cash		55,598
Goodwill		69,516
Business combination aggregate consideration transferred		79,000
Buisness combination equity interests of acquirer transferred		₩ 23,402
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member] | Tranche One [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares		118,242
Ownership percentage		70.40%
Ylp Inc [Member] | Tmap Mobility Co Ltd [Member] | Tranche Two [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares		267,700
Ownership percentage		29.60%
Business combination number of interests issued or issuable | mo		23,402
Buisness combination equity interests of acquirer transferred		₩ 49,770
Rockmedia Co Ltd [Member] | One Store Co Ltd [member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares		60,000
Ownership percentage		100.00%
Revenue of acquiree since acquisition date		₩ 10,915
Profit (loss) of acquiree since acquisition date		1,066
Consideration transferred in cash		40,000
Goodwill		₩ 33,641
Good Service Co Ltd [Member] | Tmap Mobility Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Number of shares | shares		2,000
Ownership percentage		100.00%
Revenue of acquiree since acquisition date		₩ 1,063
Profit (loss) of acquiree since acquisition date		621
Consideration transferred in cash		10,000
Goodwill		₩ 4,844